Other Assets and Liabilities (Summarized Financial Information of Equity Method Investees, Other than Morgan Stanley) (Detail) - Equity Method Investees Other than Morgan Stanley [Member] - JPY (¥)
¥ in Billions
	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Equity Method Investment, Summarized Financial Information, Assets
Net loans	¥ 14,343	¥ 13,405
Total assets	26,008	24,273
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Deposits	7,783	6,946
Total liabilities	21,209	19,678
Noncontrolling interests	1,009	841
Equity Method Investment, Summarized Financial Information, Income and Loss
Total interest income	901	777	¥ 661
Total interest expense	329	252	222
Net interest income	572	525	439
Provision for credit losses	136	97	92
Income before income tax expense	337	147	171
Net income	¥ 229	¥ 97	¥ 117